Right-Of-Use Assets - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 486	$ 700	$ 577
Derecognized right-of-use assets	0	100
Derecognized lease liability	0	100
Lease liabilities	$ 0	$ 700
Bottom of Range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	12 months
Top of Range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	60 months